Performance Management	Feb. 27, 2026
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The benchmark against which the fund measures its performance is the Morningstar LSTA US Leveraged Loan Index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (https://us-fund.ubs.com/en/home) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide an indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Year-by-year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 9.21% (Q2, 2020) Worst quarter: (13.58)% (Q1, 2020) Inception date: 3/8/99
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	9.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(13.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance [Table]
Period ended 12/31/25:	One year 2025	Five years 2021-2025	Ten years 2016-2025
Class A Return before taxes	-0.94%	4.51%	4.43%
Class A Return after taxes on distributions	-3.79	1.74	2.11
Class A Return after taxes on distributions and sale of fund shares	-0.59	2.22	2.35
Class C Return before taxes	2.32	4.76	4.17
Class I Return before taxes	4.31	5.83	5.20
S&P UBS Leveraged Loan Index Total Return (reflects no deduction for fees, expenses or taxes)	5.94	6.37	5.78
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[1]	5.90	6.42	5.83

(1)  Effective October 1, 2025, the benchmark against which the fund measures its performance changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index. Fund management believes that the new benchmark is more representative of the fund's strategy.

Average Annual Return, Caption [Optional Text]	Average annual total returns Period ended 12/31/25:
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

•  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Performance Availability Website Address [Text]	(https://us-fund.ubs.com/en/home)
Performance Availability Phone [Text]	877-870-2874
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index (i.e., a regulatory index). The fund's regulatory index is the Bloomberg US Aggregate Bond Index. The fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The benchmark against which the fund measures its performance is a blend of 50% Morningstar LSTA US Leveraged Loan Index + 50% ICE BofA US High Yield Constrained Index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (https://us-fund.ubs.com/en/home) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide an indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Year-by-year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 10.28% (Q2, 2020) Worst quarter: (14.02)% (Q1, 2020) Inception date: 9/28/12
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	10.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(14.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance [Table]
Period ended 12/31/25:	One year 2025	Five years 2021-2025	Ten years 2016-2025
Class A Return before taxes	0.22%	4.13%	5.50%
Class A Return after taxes on distributions	-2.49	1.51	2.99
Class A Return after taxes on distributions and sale of fund shares	0.09	1.98	3.09
Class C Return before taxes	3.50	4.37	5.22
Class I Return before taxes	5.53	5.41	6.28
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30	-0.36	2.01
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18	3.17	2.18
50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)[1]	7.20	5.49	6.16

(1)  Effective October 1, 2025, the benchmark against which the fund measures its performance changed from the ICE BofA US 3-Month Treasury Bill Index to a blend of 50% Morningstar LSTA US Leveraged Loan Index + 50% ICE BofA US High Yield Constrained Index (the "Customized Reference Benchmark"). Fund management believes that the Customized Reference Benchmark is more representative of the Fund's strategy.

Average Annual Return, Caption [Optional Text]	Average annual total returns Period ended 12/31/25:
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

•  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Performance Availability Website Address [Text]	(https://us-fund.ubs.com/en/home)
Performance Availability Phone [Text]	877-870-2874